INVESTMENTS IN REAL ESTATE (Tables)	12 Months Ended
Dec. 31, 2013
INVESTMENTS IN REAL ESTATE
Schedule of investments in real estate

Investments in real estate as of December 31, 2013 and 2012, consist of the following (in thousands):

	2013	2012
Land	$331,060	$315,398
Land improvements	27,536	27,085
Buildings and improvements	1,454,854	1,427,688
Furniture, fixtures, and equipment	23,051	17,582
Tenant improvements	183,915	169,073
Work in progress	9,987	10,222

	2,030,403	1,967,048
Accumulated depreciation	(348,238)	(290,225)

Net investments in real estate	$1,682,165	$1,676,823

Schedule of fair values of assets acquired and liabilities assumed from acquisitions and hotel foreclosure

The fair values of the assets acquired and liabilities assumed for the above-noted acquisitions and the hotel foreclosure during the years ended December 31, 2011 and 2013, are as follows (in thousands):

	2013	2012	2011
Land	$15,662	$—	$30,612
Land improvements	436	—	—
Buildings and improvements	20,256	—	31,145
Furniture, fixtures, and equipment	2,481	—	—
Advance bookings	251	—	—
Working capital	1,014	—	—
Property tax abatement intangibles	—	—	4,273
Payable to seller	—	—	(1,050)
Seller financing and notes payable assumed	—	—	(20,000)
Note receivable	(40,100)	—	—

Net assets acquired	$—	$—	$44,980

Schedule of intangible assets and liabilities and related accumulated amortization and accretion

A schedule of the intangible assets and liabilities and related accumulated amortization and accretion as of December 31, 2013 and 2012, is as follows (in thousands):

	Assets						Liabilities
As of December 31, 2013	Acquired Above-Market Leases	Acquired In-Place Leases	Tax Abatement	Advance Bookings	Franchise Affiliation Fee	Acquired Below-Market Ground Lease	Acquired Below-Market Leases
Gross balance	$8,017	$79,645	$4,273	$8,329	$3,936	$11,685	$(61,323)
Accumulated amortization	(7,052)	(73,463)	(1,220)	(8,139)	(2,587)	(1,142)	52,523

	$965	$6,182	$3,053	$190	$1,349	$10,543	$(8,800)

Average useful life (in years)	4	5	8	3	10	84	6

	Assets						Liabilities
As of December 31, 2012	Acquired Above-Market Leases	Acquired In-Place Leases	Tax Abatement	Advance Bookings	Franchise Affiliation Fee	Acquired Below-Market Ground Lease	Acquired Below-Market Leases
Gross balance	$8,017	$79,645	$4,273	$8,078	$3,936	$11,685	$(61,323)
Accumulated amortization	(6,164)	(70,095)	(669)	(8,078)	(2,193)	(1,002)	49,465

	$1,853	$9,550	$3,604	$—	$1,743	$10,683	$(11,858)

Average useful life (in years)	4	4	8	3	10	84	6

Schedule of future amortization and accretion of acquisition-related intangible assets and liabilities

A schedule of future amortization and accretion of acquisition-related intangible assets and liabilities as of December 31, 2013, is as follows (in thousands):

	Assets						Liabilities
Years Ending December 31	Acquired Above-Market Leases	Acquired In-Place Leases	Tax Abatement	Advance Bookings	Franchise Affiliation Fee	Acquired Below-Market Ground Lease	Acquired Below-Market Leases
2014	$488	$2,251	$551	$190	$394	$140	$(2,327)
2015	334	1,536	551	—	394	140	(2,082)
2016	109	901	551	—	394	140	(2,015)
2017	26	415	551	—	167	140	(1,907)
2018	8	165	551	—	—	140	(469)
Thereafter	—	914	298	—	—	9,843	—

	$965	$6,182	$3,053	$190	$1,349	$10,543	$(8,800)